Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 16
Entity Central Index Key	0001067442
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM INCOME BUILDER FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class A
Trading Symbol	PCGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 258,260,393
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class C
Trading Symbol	PCCFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 258,260,393
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%

PGIM Income Builder Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R
Trading Symbol	PCLRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Income Builder Fund (the “Fund”) forthe period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 258,260,393
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class Z
Trading Symbol	PDCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 258,260,393
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R6
Trading Symbol	PCGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 258,260,393
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 258,260,393
Number of fund holdings	68
Portfolio turnover rate for the period	8%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Fixed Income (5.1% represents investments purchased with collateral from securities on loan)	31.4%
Affiliated Exchange-Traded Fund - Fixed Income	16.1%
Affiliated Mutual Fund - International Equity	13.9%
Affiliated Mutual Fund - Real Estate	13.1%
Affiliated Mutual Fund - Infrastructure	10.7%
Unaffiliated Exchange-Traded Fund - Hybrid Investments	3.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	2.6%
Oil, Gas & Consumable Fuels	1.1%
Aerospace & Defense	1.1%
Banks	1.1%
Electric Utilities	1.0%
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	0.9%
Electrical Equipment	0.8%
Biotechnology	0.7%
Machinery	0.6%
Pharmaceuticals	0.5%
Consumer Staples Distribution & Retail	0.5%
Diversified Telecommunication Services	0.5%
Others*	5.1%
105.4%
Liabilities in excess of other assets	(5.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets